Cover	May 15, 2023
Cover [Abstract]
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 15, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-0558704
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-41371
Entity Address Address Line 1	283 County Road 519
Entity Address City Or Town	Belvidere
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07823
City Area Code	908
Local Phone Number	750-3953
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EDBL
Security Exchange Name	NASDAQ